Equity	9 Months Ended
Sep. 30, 2020
Equity [abstract]
Equity
16.	EQUITY

a.	Ordinary shares

	December 31, 2019		September 30, 2020
Number of shares authorized		500,000,000	500,000,000

Amount of shares authorized	NT$	5,000,000,000	$165,000,000

Number of shares issued and fully paid		189,954,970	189,954,970

Amount of shares issued and fully paid		$61,366,844	$61,366,844

As of December 31, 2019, the issued
ordinary
shares with a par value of NT$10 entitle
d
holders with the rights to vote and receive dividends.
On September 4, 2020, the shareholders’ meeting resolved to redenominate the authorized share capital of the Company from NT$5,000,000,000 divided into 500,000,000 ordinary shares of a nominal or par value of NT$10.00 to US$165,000,000 divided into 500,000,000 ordinary shares of a nominal or par value of US$0.33 each, by redenominating each ordinary share of a nominal or par value of NT$10.00 into each ordinary share of a nominal or par value of US$0.33 at an exchange rate of NT$1:US$0.03

(the “Redenomination”).
The same shareholders’ meeting further resolved to reduce share capital, as a special resolution, conditional upon the receipt of an order of the Grand Court of the Cayman Islands approving the capital reduction from US$165,000,000 divided into 500,000,000 ordinary shares of a nominal or par value of US$0.33 each to US$5,000,000 divided into 500,000,000 ordinary shares of a nominal or par value of US$0.01 each, subject to the Tenth Amended and Restated Memorandum of Association the Company. The
capital reduction was approved by the Grand Court of the Cayman Islands on November 16, 2020.
The issued ordinary shares with reduced par value of US$0.01 entitle holders with the rights to vote and receive dividends.
On March 27, 2018, ASLAN Cayman filed a registration statement on Form
F-1
with the U.S. Securities and Exchange Commission (“SEC”) for the initial public offering in the United States of its ADSs representing ordinary shares. The registration statement for listing its ADSs in the Nasdaq Global Market was declared effective by the SEC, and ASLAN Cayman held the initial public offering of its ADSs on May 4, 2018.
The amount of ADSs sold in this offering was
6,000,000,
with each ADS representing five of ASLAN Cayman’s ordinary shares, representing a total of
30,000,000 ordinary shares. The offering price per ADS was $7.03, equivalent to a price per ordinary share of NT$41.72. The payment of this fundraising was fully collected as of May 8, 2018, and the record date for this capital increase was May 8, 2018.
On November 8, 2019, the Company filed a registration statement on Form
F-3
with the SEC for the
follow-on
offering in the United States of its ADSs representing ordinary shares. The registration statement for listing its ADSs in the Nasdaq Global Market was declared effective by the SEC on November 8, 2019, and the Company held the follow-on
offering of its ADSs on December 3, 2019.
The amount of ADSs sold in this offering was
5,893,206,
with each ADS representing five of ASLAN Cayman’s ordinary shares, representing a total of
29,466,030 ordinary shares. The offering price per ADS was $2.50, equivalent to a price per ordinary share of NT$15.24. The payment of this fundraising was fully collected as of December 6, 2019, and the record date for this capital increase was December 6, 2019.
On September 4, 2020, it was reported in the Company’s shareholders meeting that due to the delisting from TPEx, a comprehensive shares conversion plan for all the TPEx delisting ordinary shares to convert to
ADSs had been reviewed and approved by the Company’s board of directors on July 17, 2020. On the first batch of conversion, a total of
98,756,475
ordinary shares were deposited and converted into the equivalent of
19,751,295
ADSs, with a total ADS issuance fee which the Company collected on shareholders’ behalf to be payable to J.P. Morgan Chase Bank N.A., as the Custodian and the Depositary, amounting to
$918,150,
as of September 30, 2020. The Company paid the full amount of ADS issuance fee to J.P. Morgan Chase Bank N.A. on October 26, 2020.
On October 9, 2020, the Company filed a registration statement on Form
F-3
with the SEC and entered into an Open Market Sale Agreement, or Sales Agreement, with Jefferies LLC, for an at the market offering in the United States of its ADSs representing ordinary shares. In accordance with the terms of the Sales Agreement, the Company may offer and sell ADSs having an aggregate offering price of up to $50,000,000 from time to time through Jefferies LLC, acting as sales agent.

b.	Capital surplus

	December 31, 2019	September 30, 2020
Arising from issuance of new share capital	$108,800,191	$108,800,191
Arising from employee share options	6,274,591	6,274,591
Changes in percentage of ownership interests in subsidiary	1,376,349	1,376,349
Equity component of long-term debt (Note 14)	44,579	44,579

	$116,495,710	$116,495,710

c.	Retained earnings and dividends policy
Under ASLAN Cayman’s Articles of Incorporation, ASLAN Cayman may declare dividends by ordinary resolution of ASLAN Cayman’s board of directors, but no dividends shall exceed the amount recommended by the directors of ASLAN Cayman.
ASLAN Cayman may set aside out of the funds legally available for distribution, for equalizing dividends or for any other purpose to which those funds may be properly applied, either employed in the business of ASLAN Cayman or invested in such investments as the directors of ASLAN Cayman may from time to time think fit.
The accumulated deficits for 2018 and 2019 approved by the shareholders’ meetings on June 21, 2019 and June 29, 2020, respectively, were as follows:

	For the year ended December 31
	2018	2019
Accumulated deficits at the beginning of the year	$(90,283,261)	$(132,468,858)
Net loss for the year	(42,185,597)	(47,015,967)

Accumulated deficits at the end of the year	$(132,468,858)	$(179,484,825)

d.	Other reserves items
Unrealized loss on financial assets at fair value through other comprehensive income:

	For the nine months ended September 30
	2019	2020
Balance at January 1	$—	$(55,084)
Unrealized loss
Equity instruments	(9,046)	(98,350)

Balance at September 30	$(9,046)	$(153,434)

e.	Non-controlling interests

	For the nine months ended September 30
	2019	2020
Balance at January 1	$—	$1,074,081
Share in loss for the period	—	(583,948)

Balance at September 30	$—	$490,133